Prepayments and other receivables (Details) - EUR (€) € in Thousands		Dec. 31, 2021	Dec. 31, 2020
Prepayments And Other Receivables
Prepayments (1)	[1]	€ 4,575	€ 1,662
VAT recoverable		3,564	544
Other receivables		333
Prepayments and other receivables		€ 8,472	€ 2,206

[1]	Prepayments mostly consist of advance payments to vendors for payments relating to inventory and assets under construction ahead of receipt.